Revenue (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of Revenue Disaggregation
Polestar Group disaggregates revenue by major category based on the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts as seen in the table below:

	For the six months ended June 30,
	2024	2023
	(Restated)	(Restated)
Sales of vehicles[1]	888,652	1,208,791
Sales of software and performance engineered kits	7,891	11,419
Sales of carbon credits	40	532
Vehicle leasing revenue	11,566	7,493
Other revenue	1,098	8,130
Total	$909,247	$1,236,365
1 - Revenue related to sale of vehicles are inclusive of extended and connected services recognized over time.

Schedule of Contract Liabilities
Contract liabilities

	Deferred revenue - extended service	Deferred revenue - connected service	Deferred revenue - operating leases & other	Total
Balance as of January 1, 2024	47,505	39,565	50,962	138,032
Provided for during the period - (Restated)	13,529	4,687	4,212	22,428
Released during the period	(12,821)	(3,049)	(29,445)	(45,315)
Translation differences and other	(1,316)	(2,117)	(968)	(4,401)
Balance as of June 30, 2024 - (Restated)	$46,897	$39,086	$24,761	$110,744
of which current - (Restated)	21,673	6,389	23,031	51,093
of which non-current - (Restated)	25,224	32,697	1,730	59,651